Document and Entity Information	3 Months Ended
Mar. 25, 2018
Document And Entity Information [Abstract]
Document Type	S-4/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Document Period End Date	Mar. 25, 2018
Trading Symbol	FUN
Entity Registrant Name	CEDAR FAIR L P
Entity Central Index Key	0000811532
Entity Filer Category	Large Accelerated Filer